Statement of Shareholders' Equity - USD ($)	Common Stock	Additional Paid-in Capital	Retained Earnings	Total
Stockholders' Equity at Aug. 31, 2014	$ 11,515	$ 8,191,503	$ (7,816,401)	$ 386,617
Shares, Outstanding at Aug. 31, 2014	115,150,246			115,150,246
Stock Issued During Period, Value, New Issues	$ 3,302	1,160,496		$ 1,163,798
Stock Issued During Period, Shares, New Issues	33,022,854			33,022,854
Net Income (Loss)			(846,100)	$ (846,100)
Stockholders' Equity at Aug. 31, 2015	$ 14,817	9,351,999	(8,662,501)	$ 704,315
Shares, Outstanding at Aug. 31, 2015	148,173,100			148,173,100
Stock Issued During Period, Value, New Issues	$ 12,526	1,719,283		$ 1,731,809
Stock Issued During Period, Shares, New Issues	125,260,564			125,260,564
Net Income (Loss)			(1,227,747)	$ (1,227,747)
Stockholders' Equity, Other		4,103		4,103
Stockholders' Equity at Aug. 31, 2016	$ 27,343	$ 11,075,385	$ (9,890,248)	$ 1,212,480
Shares, Outstanding at Aug. 31, 2016	273,433,664			273,433,664